Fair Value - Information about Significant Unobservable Inputs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Credit spread
Financial assets at fair value	€ 148,570	€ 139,834
Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 86,853	€ 81,253
Level III [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Direct capitalization technique
Significant unobservable input	Capitalization rate
Level III [member] | Real estate held for own use [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Appraisal value
Significant unobservable input	n.a.
Level III [member] | Real estate held for own use [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Broker quote
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Range (weighted average)	3.24%	3.38%
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Discount rate
Range (weighted average)	6.50%	6.80%
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Mortality
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Direct capitalization technique
Significant unobservable input	Capitalization rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Appraisal value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Capitalization rates [member] | Direct capitalization technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Capitalization rate
Level III [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Own credit spread
Level III [member] | Longevity swap liability [member] | Mortality rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Mortality
Level III [member] | Longevity swap liability [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Level III [member] | Other [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Bottom of range [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	7.75%	8.25%
Level III [member] | Bottom of range [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Constant Prepayment Rate
Range (weighted average)	7.82%
Level III [member] | Bottom of range [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	4.25%	4.25%
Level III [member] | Bottom of range [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.20%	0.25%
Level III [member] | Top of range [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	9.50%	9.50%
Level III [member] | Top of range [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Constant Prepayment Rate
Range (weighted average)	25.00%
Level III [member] | Top of range [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	5.50%	7.50%
Level III [member] | Top of range [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.30%	0.40%
Level III [member] | Weighted average [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	9.00%	8.90%
Level III [member] | Weighted average [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	3.30%	4.40%
Level III [member] | Weighted average [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.24%	0.30%
Level III [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 8,330	€ 7,592
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	3,081	2,489
Level III [member] | Recurring fair value measurement [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	6,410	5,352
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	208	263
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member] | Direct capitalization technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	54	53
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	108	101
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	46	108
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,712	1,976
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	157	241
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	119	205
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	38	36
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,074	1,242
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	193	240
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	818	985
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	25	17
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	482	493
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	14	24
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	33	34
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	435	435
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,405	1,243
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,401	1,226
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	4	17
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	2,049	1,376
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,984	1,334
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	65	42
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	2,901	2,700
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	92	123
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Capitalization rates [member] | Direct capitalization technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	580	427
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	2,229	2,150
Level III [member] | Recurring fair value measurement [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	3,072	2,484
Level III [member] | Recurring fair value measurement [member] | Longevity swap liability [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	9	5
Level III [member] | Recurring fair value measurement [member] | Derivatives [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	55
Level III [member] | Recurring fair value measurement [member] | Derivatives [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	55	33
Level III [member] | Recurring fair value measurement [member] | Derivatives [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		€ 33
Level III [member] | Recurring fair value measurement [member] | Bottom of range [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	30
Level III [member] | Recurring fair value measurement [member] | Top of range [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 7